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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2002
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Hamilton Multi-Strategy Master Fund LP
          ---------------------------------------------
 Address: c/o Hamilton Investment Management LLC
          ---------------------------------------------
          415 Madison Ave
          ---------------------------------------------
          New York, NY 10017
          ---------------------------------------------

 Form 13F File Number:    028-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    James Wohlmacher
          -----------------------------------------------------------
 Title:   Chief Operating Officer, Hamilton Investment Management LLC
          -----------------------------------------------------------
 Phone:   (212) 527-8448
          -----------------------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ James Wohlmacher      New York, NY                  02-13-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 67
                                         -------------------
 Form 13F Information Table Value Total: $87,458
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                                                                                                                             Sole
                                                            Value     Shares/                       Investment    Other     Voting
     Name of Issuer           Title or Class      Cusip     (000)    Prin Amnt     Shr/Put/Call     Discretion   Managers    Auth
------------------------------------------------------------------------------------------------------------------------------------
3M CO                          Common Stock     88579Y101     345        2,800     Common Stock        sole         N/A        2,800
ADVANCED MICRO DEVICES         Common Stock     007903107     789      122,200     Common Stock        sole         N/A      122,200
AETHER SYSTEMS INC           Convertible Bond   00808VAA3     962    1,250,000   Convertible Bond      sole         N/A    1,250,000
AFFILIATED MANAGERS GRP      Convertible Bond   008252AC2   4,483    5,000,000   Convertible Bond      sole         N/A    5,000,000
AKAMAI TECHNOLOGIES INC      Convertible Bond   00971TAC5     585    1,500,000   Convertible Bond      sole         N/A    1,500,000
AMCV CAPITAL TRUST I         Preferred Stock    001648203       -       42,900   Preferred Stock       sole         N/A       42,900
AMERICAN INTL GROUP          Convertible Bond   026874AP2   1,290    2,000,000   Convertible Bond      sole         N/A    2,000,000
ANIXTER INTL INC             Convertible Bond   035290AC9     614    2,000,000   Convertible Bond      sole         N/A    2,000,000
AON CORP                     Convertible Bond   037389AQ6   1,115    1,000,000   Convertible Bond      sole         N/A    1,000,000
AVADO BRANDS INC               Common Stock     05336P108      19       75,376     Common Stock        sole         N/A       75,376
BRIGHTPOINT INC              Convertible Bond   109473AC2   1,511    2,825,000   Convertible Bond      sole         N/A    2,825,000
BUDGET GROUP CAPITAL TR      Preferred Stock    119001303       2       50,000   Preferred Stock       sole         N/A       50,000
CARDINAL HEALTH INC            Common Stock     14149Y108     698       11,800     Common Stock        sole         N/A       11,800
CBRL GROUP INC               Convertible Bond   12489VAB2     185      400,000   Convertible Bond      sole         N/A      400,000
CENDANT CORP                 Convertible Bond   151313AM5     495      500,000   Convertible Bond      sole         N/A      500,000
CENTERPOINT ENERGY INC         Common Stock     15189T107     123       14,500     Common Stock        sole         N/A       14,500
CITIZENS UTILITIES TRUST     Preferred Stock    177351202   2,617       55,100   Preferred Stock       sole         N/A       55,100
CLEAR CHANNEL COMMUNICAT     Convertible Bond   184502AB8   2,015    2,025,000   Convertible Bond      sole         N/A    2,025,000
COMCAST CORP-SPECIAL CL A      Common Stock     20030N200   3,614      160,000     Common Stock        sole         N/A      160,000
COR THERAPEUTICS             Convertible Bond   217753AD4   5,406    5,000,000   Convertible Bond      sole         N/A    5,000,000
COR THERAPEUTICS             Convertible Bond   217753AG7   5,463    5,000,000   Convertible Bond      sole         N/A    5,000,000
DUANE READE INC              Convertible Bond   263578AC0     969    2,000,000   Convertible Bond      sole         N/A    2,000,000
FOUR SEASONS HTL             Convertible Bond   35100EAD6     296    1,000,000   Convertible Bond      sole         N/A    1,000,000
GARTNER INC-CL A               Common Stock     366651107     240       26,100     Common Stock        sole         N/A       26,100
GILEAD SCIENCES INC            Common Stock     375558103   4,420      130,000     Common Stock        sole         N/A      130,000
HERSHEY FOODS CORP             Common Stock     427866108     674       10,000     Common Stock        sole         N/A       10,000
HORACE MANN EDUCATORS        Convertible Bond   440327AF1   1,800    4,000,000   Convertible Bond      sole         N/A    4,000,000
HOUSEHOLD INTL               Preferred Stock    441815677   3,090      100,000   Preferred Stock       sole         N/A      100,000
ICN PHARMACEUTICALS INC      Convertible Bond   448924AM2     814    1,000,000   Convertible Bond      sole         N/A    1,000,000
INFINITY INC                 Convertible Bond   45663LAC0     958    1,000,000   Convertible Bond      sole         N/A    1,000,000
INTERPUBLIC GROUP COS        Convertible Bond   460690AF7     871    1,000,000   Convertible Bond      sole         N/A    1,000,000
CLEAR CHANNEL COMMUNICAT     Convertible Bond   469858AB0   2,488    5,000,000   Convertible Bond      sole         N/A    5,000,000

                                                                                                                             Sole
                                                            Value     Shares/                       Investment    Other     Voting
     Name of Issuer           Title or Class      Cusip     (000)    Prin Amnt     Shr/Put/Call     Discretion   Managers    Auth
------------------------------------------------------------------------------------------------------------------------------------
KELLSTROM INDUSTRIES INC     Convertible Bond   488035AE6     192   11,317,000   Convertible Bond      sole         N/A   11,317,000
KELLSTROM INDS INC           Convertible Bond   488035AC0     142    8,388,000   Convertible Bond      sole         N/A    8,388,000
KOHLS CORPORATION            Convertible Bond   500255AJ3   5,645    8,984,000   Convertible Bond      sole         N/A    8,984,000
MANPOWER INC                 Convertible Bond   56418HAC4     306      500,000   Convertible Bond      sole         N/A      500,000
MCDATA CORPORATION-A           Common Stock     580031201     160       22,500     Common Stock        sole         N/A       22,500
MEDTRONIC INC                  Common Stock     585055106     620       13,600     Common Stock        sole         N/A       13,600
NISOURCE INC-SAILS             Common Stock     65473P600     770      346,800     Common Stock        sole         N/A      346,800
NORTHPOINT COMMUNICATIONS      Common Stock     666610100       -      150,000     Common Stock        sole         N/A      150,000
NRG ENERGY INC               Preferred Stock    629377201     419       76,000   Preferred Stock       sole         N/A       76,000
NY COMMUNITY CAP TRUST V     Preferred Stock    64944P307   3,857       75,000   Preferred Stock       sole         N/A       75,000
OMNICOM GROUP INC            Convertible Bond   681919AK2   4,110    4,100,000   Convertible Bond      sole         N/A    4,100,000
P & O PRINCESS CRUISES-ADR     Common Stock     693070104   1,384       49,900     Common Stock        sole         N/A       49,900
P G & E CORP                   Common Stock     69331C108     143       10,300     Common Stock        sole         N/A       10,300
PEGASUS COMMUNICATIONS       Preferred Stock    705904506     634       54,350   Preferred Stock       sole         N/A       54,350
PHARMACIA CORP                 Common Stock     71713U102   1,881       45,000     Common Stock        sole         N/A       45,000
PROGRESS ENERGY INC-CVO        Common Stock     743263AA3      28      200,000     Common Stock        sole         N/A      200,000
PSINET INC                   Preferred Stock    74437C309       -      100,000   Preferred Stock       sole         N/A      100,000
QUEST DIAGNOSTICS              Common Stock     74834L100     609       10,700     Common Stock        sole         N/A       10,700
RATIONAL SOFTWARE CORP         Common Stock     75409P202   1,039      100,000     Common Stock        sole         N/A      100,000
ROYAL CARIBBEAN CRUISES      Convertible Bond   780153AM4     828    2,000,000   Convertible Bond      sole         N/A    2,000,000
ROYAL CARIBBEAN CRUISES      Convertible Bond   780153AK8     378    1,000,000   Convertible Bond      sole         N/A    1,000,000
SBS BROADCASTING SA          Convertible Bond   805906AC8   4,123    4,850,000   Convertible Bond      sole         N/A    4,850,000
SKECHERS USA INC-CL A          Common Stock     830566105      98       11,500     Common Stock        sole         N/A       11,500
SUNBEAM CORP-WTS                  Warrant       867071128       -      132,872        Warrant          sole         N/A      132,872
SUNBEAM CORPORATION            Common Stock     867071102       1       25,000     Common Stock        sole         N/A       25,000
SUNTERRA CORP                  Common Stock     86787D208     197       28,116     Common Stock        sole         N/A       28,116
SYMANTEC CORP                  Common Stock     871503108     947       23,400     Common Stock        sole         N/A       23,400
TITAN CAPITAL TRUST          Preferred Stock    888262300   1,056       25,000   Preferred Stock       sole         N/A       25,000
TOTAL RENAL CARE HLDGS       Convertible Bond   759671AC4   1,278    1,200,000   Convertible Bond      sole         N/A    1,200,000
TRAVELERS PROP CASUALT-B       Common Stock     89420G406     505       34,500     Common Stock        sole         N/A       34,500
US CELLULAR CORP             Convertible Bond   911684AA6   2,905    7,958,000   Convertible Bond      sole         N/A    7,958,000
VECTOR GROUP LTD               Common Stock     92240M108     314       27,050     Common Stock        sole         N/A       27,050
VECTOR GROUP LTD             Convertible Bond   92240MAC2   3,619    5,700,000   Convertible Bond      sole         N/A    5,700,000
WILLIAMS COMM GROUP INC      Preferred Stock    969455401       -       23,400   Preferred Stock       sole         N/A       23,400
XL CAPITAL LTD               Convertible Bond   98372PAA6     319      500,000   Convertible Bond      sole         N/A      500,000